THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY
    15, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH
         CONFIDENTIAL TREATMENT EXPIRED ON OR BEFORE FEBRUARY 14, 2002.

                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2001

                Check here if Amendment [x]; Amendment Number: 1

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Sandell Asset Management Corp.
Address:  1251 Avenue of the Americas, 23rd Floor, New York, NY 10020

13F File Number:  28-06499

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas Sandell
Title:  Principal
Phone:  212-899-4756

Signature, Place, and Date of Signing:

/s/ Thomas Sandell
------------------------------------------
(Signature)

New York, New York
------------------------------------------
(City, State)

May 28, 2003
------------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 26

Form 13F Information Table Value Total: $620,823 (thousands)

The 26 entries reported on the Information Table attached to this Amendment No.1 are the positions which were previously filed confidentially with the Securities and Exchange Commission and were omitted from the original public filing of this Form 13F. Including the positions previously reported publicly, the Manager reports that as of March 31, 2001, it exercised investment discretion over an aggregate of 40 Section 13(f) securities valued at $840,938 (thousands).

List of Other Included Managers:

       None

                                                               AMENDMENT NO.1 TO FORM 13F
                                                                                                                    (SEC USE ONLY)
QTR ENDED: 3/31/01                                      Name of Report Manager:  Sandell Asset Management

        Item 1:                Item 2 :      Item 3:    Item 4:   Item 5:     Item 6:    Item 7:                Item 8:
     Name of Issuer         Title of Class   CUSIP      Fair      Shares or  Investment Managers        Voting Authority (Shares)
                                             Number     Market    Principal  Discretion   See     (a) Sole    (b) Shared   (c) None
                                                        Value     Amount                Instr. V
                                                       (X$1000)
#Air Canada Class A - Non Vtg    COM.       008911-30-7      793    200,000 SH  SOLE                                        200,000
#Alza Corp.                      COM.       022615-10-8   56,700  1,400,000 SH  SOLE               1,400,000
*American General Corp.          COM.       026351-10-6    5,738    150,000 SH  SOLE                 150,000
*Barrett Resources Corp.         COM.       068480-20-1    3,003     50,000 SH  SOLE                  50,000
#Biochem Pharmaceuticals Inc.    COM.       09058T-10-8   17,897    588,000 SH  SOLE                 588,000
#C.I.T. Group Inc                COM. CL A  125577-10-6   70,756  2,450,000 SH  SOLE               2,450,000
*Canadian Pacific Ltd            COM.       135923-10-0    8,189    225,000 SH  SOLE                 225,000
#Centura Banks Inc.              COM.       15640T-10-0    4,935     99,800 SH  SOLE                  99,800
#Citadel Communications Corp.    COM.       172853-20-2   23,293    936,400 SH  SOLE                 936,400
#Deutsche Telekom AG             ADR        251566-10-5   11,595    500,000 SH  SOLE                 500,000
#Fritz Companies Inc.            COM.       358846-10-3    4,740    433,400 SH  SOLE                 433,400
*Honeywell Intl Inc.             COM.       438516-10-6   66,549  1,631,100 SH  SOLE               1,631,100
#Intermedia Communications Inc.  COM.       458801-10-7   24,516  1,411,000 SH  SOLE               1,411,000
#MCN Energy Group Inc.           COM.       55267J-10-0   40,674  1,576,500 SH  SOLE               1,576,500
#Price Communications Corp.      COM.       741437-30-5   11,187    650,000 SH  SOLE                 650,000
%Ralston Purina Group            COM.       751277-30-2    1,402     45,000 SH  SOLE                  45,000
#Silicon Valley Group Inc.       COM.       827066-10-1    9,873    359,000 SH  SOLE                 359,000
#Sodexho Marriott Services Inc.  COM.       833793-10-2   10,287    354,100 SH  SOLE                 354,100
#Sulzer Medica AG                ADR        865580-10-4    8,288     12,779 SH  SOLE                  12,779
*Texaco Inc.                     COM.       881694-10-3  103,916  1,565,000 SH  SOLE               1,565,000
*Tosco Corp.                     COM.       891490-30-2   55,793  1,304,800 SH  SOLE               1,304,800
#TYCO Intl Ltd                   COM.       902124-10-6      346      8,000 SH  SOLE                   8,000
#United Dominion Industries Ltd. COM.       909914-10-7    7,350    350,000 SH  SOLE                 350,000
#Voicestream Wireless            COM.       928615-10-3   57,503    622,500 SH  SOLE                 622,500
#Williams Companies Inc.         COM.       969457-10-0   10,986    256,381 SH  SOLE                 256,381
#Williams Companies Inc.         PUT        969457-95-0    4,515      2,100 PUT SOLE                   2,100

                                  Value Total:          $620,823

                                  Entry Total:                26


* Confidential treatment expired on November 14, 2001

# Confidential treatment expired on August 14, 2001

% Confidential treatment expired on Feburary 14, 2002
